ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Golar Partners and Hygo Disposals Summarized Financial Information (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Apr. 15, 2021	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investments, ownership percentage			100.00%
Current assets			$ 1,258,506	$ 925,597
Current liabilities			(414,412)	(1,307,221)
Non-controlling interests			399,950	447,267
Net income/(loss)			$ 939,057	$ 560,615	$ (167,930)
Golar Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 85,738	$ 85,738			146,821
Non-current assets	1,742,835	1,742,835			1,880,840
Current liabilities	(1,152,473)	(1,152,473)			(832,277)
Non-current liabilities	(17,965)	(17,965)			(570,063)
Non-controlling interests	(82,339)	(82,339)			82,112
Revenue		78,389			284,734
Net income/(loss)		28,952			18,077
Hygo and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	97,509	97,509			109,596
Non-current assets	949,265	949,265			917,976
Current liabilities	(144,146)	(144,146)			(97,245)
Non-current liabilities	(461,291)	(461,291)			(453,278)
Non-controlling interests	(15,250)	(15,250)			13,557
Revenue		13,749			47,295
Net income/(loss)		$ (110,735)			$ (61,859)
Hygo and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss, management incentive scheme	$ 83,700